Fair Value Measurement (Table)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

	Level 1	Level 2	Level 3	Total
Year 2012	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)
Assets
Derivative financial instruments	—	17,274	—	17,274
Other investments	35,384	—	43,455	78,839
	35,384	17,274	43,455	96,113
Liabilities
Derivative financial instruments	—	8,780	—	8,780
	—	8,780	—	8,780
Year 2011
Assets
Derivative financial instruments	—	32,665	—	32,665
Other investments	—	—	50,499	50,499
	—	32,665	50,499	83,164
Liabilities
Derivative financial instruments	—	18,706	—	18,706
	—	18,706	—	18,706